Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2021
Capital Stock and Changes in Capital Accounts
Capital Stock and Changes in Capital Accounts.

9.Capital Stock and Changes in Capital Accounts

a)Preferred stock: As at December 31, 2021 and December 31, 2020, the Company’s authorized preferred stock consists of 25,000,000 shares (all in registered form) of preferred stock, par value $0.01 per share, of which 1,000,000 are designated as Series A Participating Preferred Shares, 5,000,000 are designated as Series B Preferred Shares, 10,675 are designated as Series C Preferred Shares and 400 are designated as Series D Preferred Shares. As at December 31, 2021 and December 31, 2020, the Company had zero Series A Participating Preferred Shares issued and outstanding.
b)Series B Preferred Stock: As at December 31, 2021 and December 31, 2020, the Company had 2,600,000 Series B Preferred Shares issued and outstanding with par value $0.01 per share, at $25.00 per share and with liquidation preference at $25.00 per share Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights. Also, holders of series B preferred shares, rank prior to the holders of common shares with respect to dividends, distributions and payments upon liquidation and are subordinated to all of the existing and future indebtedness.

Dividends on the Series B preferred shares are cumulative from the date of original issue and are payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.875% per annum, or $2.21875 per share per annum. In 2021, 2020 and 2019, dividends on Series B preferred shares amounted to $5,769, $5,769 and $5,769, respectively. Since February 14, 2019, the Company may redeem, in whole or in part, the series B preferred shares at a redemption price of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared.

c)Series C Preferred Stock: As at December 31, 2021 and December 31, 2020, the Company had 10,675 Series C Preferred Shares issued and outstanding with par value $0.01 per share, owned by an affiliate of its Chief Executive Officer, Mrs. Semiramis Paliou. The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. The transaction was approved unanimously by a committee of the Board of Directors established for the purpose of considering the transaction and consisting of the Company’s independent directors. The Series C Preferred Stock has no dividend or liquidation rights and cannot be transferred without the consent of the Company except to the holder’s affiliates and immediate family members. In September 2020, the Series C Preferred Shares were transferred from an affiliate of Mr. Simeon Palios to an affiliate of the Company’s Chief Executive Officer, Mrs. Semiramis Paliou.
d)Series D Preferred Stock: On June 22, 2021, the Company issued 400 shares of newly-designated Series D Preferred Stock, par value $0.01 per share, to an affiliate of its Chief Executive Officer, Mrs. Semiramis Paliou, for an aggregate purchase price of $360, or $254 net of expenses. The Series D Preferred Stock is not redeemable and has no dividend or liquidation rights. The Series D Preferred Stock vote with the common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 100,000 votes, on all matters submitted to a vote of the stockholders of the Company, subject to a maximum number of votes eligible to be cast by such holder derived from the Series D Preferred Shares and any other voting security of the Company held by the holder to be equal to the lesser of (i) 36% of the total number of votes entitled to vote on any matter put to shareholders of the Company and (ii) the sum of the holder’s aggregate voting power derived from securities other than the Series D Preferred Stock and 15% of the total number of votes entitled to be cast on matters put to shareholders of the Company. The Series D Preferred Stock is transferable only to the holder’s immediate family members and to affiliated persons or entities. The issuance of shares of Series D Preferred Stock to Tuscany Shipping Corp. was approved by an independent committee of the Board of Directors of the Company.
e)Repurchase of common shares: In 2019, the Company repurchased in tender offers 3,889,386 shares of its outstanding common stock at a price of $2.80 per share; 3,125,000 shares at a price of $3.40 per share; 2,000,000 shares at a price of $3.75 per share; 2,816,900 shares at a price of $3.55 per share; and 2,739,726 shares at a price of $3.65. The aggregate cost of the shares repurchased amounted to $49,679, including expenses. In February 2020, the Company repurchased, in a tender offer 3,030,303 shares of its common stock at a price of $3.30 per share and in March 2020, repurchased 1,088,034 shares of common stock under its share repurchase plan authorized in May 2014, at an average price of $1.72 per share. The aggregate cost of the shares repurchased amounted to $11,999, including expenses. In February 2021, the Company repurchased in a tender offer 6,000,000 shares at the price of $2.50 per share. In August 2021, the Company repurchased, in another tender offer, 3,333,333 shares, at a price of $4.50 per share and in December 2021, repurchased 3,529,411 shares at a price of $4.25 per share. The aggregate cost of the share repurchases was $45,369, including expenses.
f)Dividend on Common stock: On November 10, 2021, the Company paid a cash dividend on its common stock, amounting to $0.10 per common share, or $8,820, to its stockholders of record as of November 3, 2021. On November 29, 2021, the Company distributed in the Spin-Off 8,820,240 shares of OceanPal having a value of $40,509, or $4.6 per share to its shareholders of record on November 3, 2021 (Note 1).
g)Incentive plan: In November 2014, the Company adopted the 2014 Equity Incentive Plan, or the Plan, to issue awards to Key Persons in the form of (a) non-qualified stock, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units, (e) dividend equivalents, (f) unrestricted stock and (g) other equity-based or equity-related Awards for a maximum number of 5,000,000 shares of common stock. This number was increased to 13,000,000 on May 31, 2018, after an amendment of the Plan . On January 8, 2021, the Company further amended and restated the Plan to increase the number of common shares available for issuance under the Plan by 20 million shares. Restricted shares vest ratably over a specified period, and are subject to forfeiture until they vest. Unless they forfeit, grantees have the right to vote, to receive and retain all dividends paid and to exercise all other rights, powers and privileges of a holder of shares. On February 18, 2021 and February 24, 2021, the Company’s Board of Directors approved the award of 260,000 and 2,400,000 shares of restricted common stock, respectively to executive management and non-executive directors, for a fair value of $798 and $6,816, respectively, to vest over a period of 3 years. Additionally, on February 24, 2021, the Company’s Board of Directors approved the award of 5,600,000 shares of restricted common stock to executive management and non-executive directors, for a fair value of $15,904, to vest over a period of 5 years. As at December 31, 2021, 16,664,759 shares remained reserved for issuance according to the Company’s incentive plan.

Restricted stock during 2021, 2020 and 2019 is analyzed as follows:

		Weighted Average
	Number of Shares	Grant Date Price
Outstanding at December 31, 2018	3,761,633	$4.04
Granted	2,000,000	2.99
Vested	(1,928,400)	3.75
Outstanding at December 31, 2019	3,833,233	$3.63
Granted	2,200,000	2.72
Vested	(3,610,221)	3.52
Outstanding at December 31, 2020	2,423,012	$2.95
Granted	8,260,000	2.85
Vested	(1,168,363)	3.20
Outstanding at December 31, 2021	9,514,649	$2.83

The fair value of the restricted shares has been determined with reference to the closing price of the Company’s stock on the date such awards were approved by the Company's board of directors. The aggregate compensation cost is being recognized ratably in the consolidated statement of operations over the respective vesting periods. During, 2021, 2020 and 2019, compensation cost amounted to $7,442, $10,511 and $7,581, respectively, and is included in “General and administrative expenses” presented in the accompanying consolidated statements of operations.

At December 31, 2021 and December 31, 2020, the total unrecognized cost relating to restricted share awards was $20,054 and $3,978, respectively. At December 31, 2021, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.65 years.